Loans (Loans Individually Evaluated For Impairment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 11,041	$ 13,025
Unpaid Principal Balance	13,445	17,261
Related Allowance	600	1,126
Average Recorded Investment	11,862	13,660
Impaired Financing Receivable, Interest Income, Accrual Method, Total	417	647
Commercial And Industrial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	3,413	1,202
Recorded Investment, With an allowance recorded	2,113	2,601
Unpaid Principal Balance, With no related allowance recorded	4,484	2,220
Unpaid Principal Balance, With an allowance recorded	2,194	2,680
Related Allowance	292	296
Average Recorded Investment, With no related allowance recorded	3,342	1,178
Average Recorded Investment, With an allowance recorded	2,220	2,665
Interest Income Recognized, With no related allowance recorded	159	48
Interest Income Recognized, With an allowance recorded	50	116
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	2,075	2,897
Recorded Investment, With an allowance recorded	2,800	5,693
Unpaid Principal Balance, With no related allowance recorded	3,002	5,029
Unpaid Principal Balance, With an allowance recorded	3,085	6,663
Related Allowance	298	782
Average Recorded Investment, With no related allowance recorded	2,719	3,724
Average Recorded Investment, With an allowance recorded	2,934	5,613
Interest Income Recognized, With no related allowance recorded		115
Interest Income Recognized, With an allowance recorded	197	343
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	444	120
Recorded Investment, With an allowance recorded	188	440
Unpaid Principal Balance, With no related allowance recorded	474	140
Unpaid Principal Balance, With an allowance recorded	198	457
Related Allowance	10	32
Average Recorded Investment, With no related allowance recorded	447	121
Average Recorded Investment, With an allowance recorded	190	278
Interest Income Recognized, With no related allowance recorded	8	11
Interest Income Recognized, With an allowance recorded	2	8
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	8	2
Recorded Investment, With an allowance recorded		70
Unpaid Principal Balance, With no related allowance recorded	8	12
Unpaid Principal Balance, With an allowance recorded		60
Related Allowance		16
Average Recorded Investment, With no related allowance recorded	10	4
Average Recorded Investment, With an allowance recorded		77
Interest Income Recognized, With no related allowance recorded	1	1
Interest Income Recognized, With an allowance recorded		$ 5